American Century Investments®
Quarterly Portfolio Holdings
International Growth Fund
August 31, 2021

International Growth - Schedule of Investments
AUGUST 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.8%
Australia — 2.6%
Atlassian Corp. plc, Class A(1)	38,310	14,062,069
CSL Ltd.	135,850	30,898,090
		44,960,159
Belgium — 1.5%
KBC Group NV	298,360	25,074,170
Brazil — 0.9%
Magazine Luiza SA	2,577,419	9,061,940
XP, Inc., Class A(1)	111,900	5,443,935
		14,505,875
Canada — 3.6%
Canada Goose Holdings, Inc.(1)	130,490	5,005,918
Canadian Pacific Railway Ltd.	238,130	16,362,295
First Quantum Minerals Ltd.	383,720	7,992,836
GFL Environmental, Inc.	330,710	11,637,685
Shopify, Inc., Class A(1)	6,580	10,047,923
Toronto-Dominion Bank (The)	166,740	10,827,890
		61,874,547
China — 2.3%
ANTA Sports Products Ltd.	611,000	12,550,466
Huazhu Group Ltd., ADR(1)	223,900	10,812,131
Wuxi Biologics Cayman, Inc.(1)	975,500	15,102,645
		38,465,242
Denmark — 4.8%
Carlsberg A/S, B Shares	113,210	19,773,824
DSV Panalpina A/S	53,622	13,658,694
Novo Nordisk A/S, B Shares	285,380	28,569,360
Orsted AS	62,390	9,919,044
Pandora A/S	76,400	9,157,618
		81,078,540
Finland — 1.1%
Neste Oyj	319,500	19,461,361
France — 16.2%
Air Liquide SA	129,100	23,140,188
Airbus SE(1)	114,150	15,615,282
Bureau Veritas SA	438,850	14,585,269
Capgemini SE	130,330	29,296,532
Dassault Systemes SE	337,300	19,265,227
Edenred	351,401	19,931,287
L'Oreal SA	35,580	16,691,971
LVMH Moet Hennessy Louis Vuitton SE	46,150	34,188,384
Pernod Ricard SA	66,570	14,013,510
Safran SA	89,260	11,197,273
Schneider Electric SE	181,920	32,503,006
Teleperformance	55,770	24,671,840
Valeo SA	391,390	11,171,273
Vivendi SE(2)	270,410	10,300,339
		276,571,381

Germany — 5.5%
Brenntag SE	100,310	10,123,117
Daimler AG	224,930	18,973,914
Infineon Technologies AG	565,569	24,080,661
Muenchener Rueckversicherungs-Gesellschaft AG	37,380	10,910,043
Puma SE	184,560	22,408,310
Zalando SE(1)	60,930	6,755,600
		93,251,645
Hong Kong — 3.3%
AIA Group Ltd.	2,703,400	32,280,555
Techtronic Industries Co. Ltd.	1,114,000	24,655,292
		56,935,847
India — 1.2%
HDFC Bank Ltd.	926,670	19,986,633
Indonesia — 0.3%
Bank Central Asia Tbk PT	2,417,300	5,548,704
Ireland — 4.3%
CRH plc	381,030	20,185,420
ICON plc(1)	67,350	17,226,109
Kerry Group plc, A Shares	126,780	18,596,184
Ryanair Holdings plc, ADR(1)	168,970	18,198,069
		74,205,782
Israel — 0.4%
Kornit Digital Ltd.(1)	56,040	7,305,935
Italy — 2.2%
Ferrari NV	69,050	14,978,365
Prysmian SpA	180,570	6,798,448
Stellantis NV	799,372	16,023,963
		37,800,776
Japan — 13.0%
BayCurrent Consulting, Inc.	20,900	10,367,267
Food & Life Cos. Ltd.	372,000	15,966,981
Hoya Corp.	137,900	22,268,653
Keyence Corp.	57,200	34,339,039
Kobe Bussan Co. Ltd.	265,200	10,316,283
MonotaRO Co. Ltd.	532,300	11,797,260
Obic Co. Ltd.	82,900	15,740,180
Olympus Corp.	546,200	11,476,990
Pan Pacific International Holdings Corp.	590,200	11,227,572
Recruit Holdings Co. Ltd.	669,700	39,433,374
Sony Group Corp.	250,200	25,869,519
Terumo Corp.	332,100	13,858,773
		222,661,891
Mexico — 1.0%
Cemex SAB de CV, ADR(1)	2,016,890	16,538,498
Netherlands — 8.1%
Adyen NV(1)	11,148	36,031,170
Akzo Nobel NV	77,400	9,538,720
ASML Holding NV	70,090	58,454,173
ING Groep NV	1,689,740	23,308,909
Koninklijke DSM NV	50,243	10,696,589
		138,029,561
Singapore — 1.2%
Sea Ltd., ADR(1)	61,940	20,955,541

Spain — 3.7%
CaixaBank SA	4,470,110	13,886,149
Cellnex Telecom SA	400,654	27,424,068
Iberdrola SA	1,807,294	22,395,025
		63,705,242
Sweden — 3.3%
Epiroc AB, A Shares	550,560	12,081,460
Hexagon AB, B Shares	1,428,970	24,779,311
Telefonaktiebolaget LM Ericsson, B Shares	1,701,060	20,149,232
		57,010,003
Switzerland — 7.4%
Lonza Group AG	38,780	32,797,263
Partners Group Holding AG	15,050	26,683,705
SIG Combibloc Group AG(1)	408,570	12,507,455
Sika AG	69,103	24,898,244
Zur Rose Group AG(1)	33,420	14,360,512
Zurich Insurance Group AG	35,770	15,695,564
		126,942,743
Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	650,000	14,257,894
Thailand — 0.4%
Kasikornbank PCL	1,586,000	6,013,103
United Kingdom — 10.7%
Ashtead Group plc	392,880	30,712,562
ASOS plc(1)	319,084	17,023,046
Associated British Foods plc	396,890	10,821,590
AstraZeneca plc	308,780	36,109,789
Barratt Developments plc	862,660	8,774,634
Burberry Group plc	363,230	9,300,760
Halma plc	223,020	9,209,787
HSBC Holdings plc	4,902,000	25,978,540
London Stock Exchange Group plc	99,150	10,861,275
Ocado Group plc(1)	169,409	4,695,209
Whitbread plc(1)	453,940	20,045,697
		183,532,889
TOTAL COMMON STOCKS (Cost $1,052,134,852)		1,706,673,962
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $10,626,540)	10,626,540	10,626,540
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $1,062,761,392)		1,717,300,502
OTHER ASSETS AND LIABILITIES — (0.4)%		(6,931,337)
TOTAL NET ASSETS — 100.0%		$1,710,369,165

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	19.1%
Industrials	18.0%
Consumer Discretionary	16.5%
Financials	13.7%
Health Care	12.2%
Materials	7.5%
Consumer Staples	6.4%
Communication Services	3.4%
Utilities	1.9%
Energy	1.1%
Temporary Cash Investments - Securities Lending Collateral	0.6%
Other Assets and Liabilities	(0.4)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $10,094,301. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $10,626,540.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Australia	14,062,069	30,898,090	—
Brazil	5,443,935	9,061,940	—
Canada	11,637,685	50,236,862	—
China	10,812,131	27,653,111	—
Ireland	35,424,178	38,781,604	—
Israel	7,305,935	—	—
Mexico	16,538,498	—	—
Singapore	20,955,541	—	—
Other Countries	—	1,427,862,383	—
Temporary Cash Investments - Securities Lending Collateral	10,626,540	—	—
	132,806,512	1,584,493,990	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.